Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	1,656,958	$203,027,064
Curtiss-Wright Corp.	1,082,519	125,951,085
Hexcel Corp.	2,183,475	105,876,703
Mercury Systems Inc.(a)(b)	1,458,669	128,450,392

		563,305,244

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)(b)	2,385,178	284,313,218

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	8,220,195	119,521,635

Auto Components — 1.6%
Adient PLC(a)(b)	2,452,015	85,256,561
Dana Inc.	3,759,171	73,379,018
Fox Factory Holding Corp.(a)(b)	1,090,470	115,273,584
Gentex Corp.	6,394,652	216,970,542
Goodyear Tire & Rubber Co. (The)	6,074,581	66,273,679
Lear Corp.	1,424,887	226,599,780
Visteon Corp.(a)(b)	727,397	91,302,871

		875,056,035

Automobiles — 0.5%
Harley-Davidson Inc.(b)	4,007,286	147,067,396
Thor Industries Inc.	1,447,329	134,587,124

		281,654,520

Banks — 6.3%
Associated Banc-Corp.	4,009,574	68,363,237
BancorpSouth Bank	2,518,621	69,110,960
Bank of Hawaii Corp.	1,046,502	80,182,983
Bank OZK	3,159,464	98,796,439
Cathay General Bancorp.	1,961,253	63,132,734
CIT Group Inc.	2,571,192	92,305,793
Commerce Bancshares Inc.(b)	2,749,409	180,636,191
Cullen/Frost Bankers Inc.	1,457,383	127,127,519
East West Bancorp. Inc.	3,690,805	187,160,722
First Financial Bankshares Inc.	3,712,670	134,305,837
First Horizon Corp.	14,460,400	184,514,704
FNB Corp.	8,432,894	80,112,493
Fulton Financial Corp.	4,246,176	54,011,359
Glacier Bancorp. Inc.	2,491,847	114,649,880
Hancock Whitney Corp.	2,259,916	76,882,342
Home BancShares Inc./AR	3,977,145	77,474,785
International Bancshares Corp.	1,451,035	54,326,750
PacWest Bancorp.	3,049,413	77,455,090
Pinnacle Financial Partners Inc.	1,978,180	127,394,792
Prosperity Bancshares Inc.	2,415,286	167,524,237
Signature Bank/New York NY	1,397,346	189,046,940
Sterling Bancorp./DE	5,057,670	90,936,907
Synovus Financial Corp.	3,863,797	125,071,109
TCF Financial Corp.	3,979,800	147,332,196
Texas Capital Bancshares Inc.(a)(b)	1,312,713	78,106,424
Trustmark Corp.	1,658,116	45,283,148
UMB Financial Corp.	1,130,178	77,970,980
Umpqua Holdings Corp.	5,729,843	86,749,823
United Bankshares Inc./WV	3,383,242	109,617,041
Valley National Bancorp.	10,526,046	102,628,948
Webster Financial Corp.	2,357,957	99,387,888
Wintrust Financial Corp.	1,507,043	92,065,257

		3,359,665,508

Security	Shares	Value

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	238,393	$237,031,776

Biotechnology — 1.6%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,679,366	205,587,753
Emergent BioSolutions Inc.(a)(b)	1,177,291	105,485,274
Exelixis Inc.(a)(b)	8,083,683	162,239,518
Halozyme Therapeutics Inc.(a)(b)	3,321,841	141,875,829
Ligand Pharmaceuticals Inc.(a)(b)	417,641	41,534,397
United Therapeutics Corp.(a)(b)	1,158,146	175,794,981

		832,517,752

Building Products — 1.9%
Builders FirstSource Inc.(a)(b)	5,351,024	218,375,289
Lennox International Inc.	908,854	248,998,730
Owens Corning	2,822,330	213,819,721
Simpson Manufacturing Co. Inc.	1,130,900	105,682,605
Trex Co. Inc.(a)(b)	3,021,408	252,952,278

		1,039,828,623

Capital Markets — 2.6%
Affiliated Managers Group Inc.(b)	1,185,820	120,597,894
Eaton Vance Corp., NVS	2,979,396	202,390,370
Evercore Inc., Class A	1,060,993	116,327,273
FactSet Research Systems Inc.	990,661	329,394,782
Federated Hermes Inc.	2,461,537	71,113,804
Interactive Brokers Group Inc., Class A	2,111,713	128,645,556
Janus Henderson Group PLC	3,881,359	126,182,981
SEI Investments Co.	3,127,348	179,728,690
Stifel Financial Corp.	2,685,854	135,528,193

		1,409,909,543

Chemicals — 2.6%
Ashland Global Holdings Inc.	1,421,394	112,574,405
Avient Corp.	2,385,484	96,087,296
Cabot Corp.	1,480,448	66,442,506
Chemours Co. (The)	4,289,544	106,337,796
Ingevity Corp.(a)	1,078,147	81,648,072
Minerals Technologies Inc.(b)	890,341	55,307,983
NewMarket Corp.	190,340	75,810,519
Olin Corp.	3,710,888	91,139,409
RPM International Inc.	3,388,631	307,619,922
Scotts Miracle-Gro Co. (The)	1,062,331	211,552,595
Sensient Technologies Corp.	1,104,998	81,515,703
Valvoline Inc.	4,832,659	111,827,729

		1,397,863,935

Commercial Services & Supplies — 2.0%
Brink’s Co. (The)(b)	1,292,260	93,042,720
Clean Harbors Inc.(a)	1,326,293	100,930,897
Healthcare Services Group Inc.	1,947,300	54,719,130
Herman Miller Inc.	1,544,836	52,215,457
HNI Corp.	1,114,912	38,419,868
IAA Inc.(a)(b)	3,506,860	227,875,763
KAR Auction Services Inc.	3,369,821	62,712,369
MSA Safety Inc.	946,091	141,336,534
Stericycle Inc.(a)(b)	2,385,638	165,396,283
Tetra Tech Inc.	1,405,371	162,713,854

		1,099,362,875

Communications Equipment — 0.9%
Ciena Corp.(a)(b)	4,023,927	212,664,542
Lumentum Holdings Inc.(a)(b)	1,968,096	186,575,501
NetScout Systems Inc.(a)(b)	1,923,332	52,737,763

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	1,677,252	$54,762,278

		506,740,084

Construction & Engineering — 1.2%
AECOM(a)	3,930,387	195,654,665
Dycom Industries Inc.(a)(b)	829,071	62,611,442
EMCOR Group Inc.(b)	1,432,035	130,973,921
Fluor Corp.	3,250,290	51,907,131
MasTec Inc.(a)(b)	1,468,484	100,121,239
Valmont Industries Inc.	553,488	96,821,656

		638,090,054

Construction Materials — 0.2%
Eagle Materials Inc.	1,090,513	110,523,493

Consumer Finance — 0.8%
FirstCash Inc.	1,084,002	75,923,500
LendingTree Inc.(a)(b)	284,613	77,924,193
Navient Corp.	4,869,726	47,820,709
Prog Holdings Inc.	1,762,766	94,960,205
SLM Corp.	9,786,454	121,254,165

		417,882,772

Containers & Packaging — 1.0%
AptarGroup Inc.	1,687,968	231,065,940
Greif Inc., Class A, NVS	686,513	32,183,729
O-I Glass Inc.	4,107,302	48,876,894
Silgan Holdings Inc.	2,048,407	75,954,932
Sonoco Products Co.	2,617,050	155,060,212

		543,141,707

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	1,361,290	46,215,796
Graham Holdings Co., Class B	105,475	56,258,256
Grand Canyon Education Inc.(a)(b)	1,222,716	113,847,087
H&R Block Inc.	4,794,971	76,048,240
Service Corp. International	4,504,844	221,187,840
Strategic Education Inc.	638,813	60,898,043
WW International Inc.(a)(b)	1,223,540	29,854,376

		604,309,638

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	5,408,864	133,058,054

Electric Utilities — 1.1%
ALLETE Inc.	1,357,461	84,081,134
Hawaiian Electric Industries Inc.	2,851,538	100,915,930
IDACORP Inc.	1,314,155	126,198,305
OGE Energy Corp.	5,220,820	166,335,325
PNM Resources Inc.	2,075,858	100,741,389

		578,272,083

Electrical Equipment — 2.5%
Acuity Brands Inc.(b)	962,992	116,608,701
EnerSys	1,113,005	92,446,195
Generac Holdings Inc.(a)(b)	1,639,806	372,908,282
Hubbell Inc.	1,415,473	221,932,012
nVent Electric PLC	4,437,786	103,356,036
Regal Beloit Corp.	1,059,822	130,156,740
Sunrun Inc.(a)(b)	4,070,925	282,440,777

		1,319,848,743

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics Inc.(a)(b)	1,969,350	191,617,755
Avnet Inc.	2,572,839	90,332,377
Belden Inc.(b)	1,161,036	48,647,409

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Cognex Corp.(b)	4,556,967	$365,856,096
Coherent Inc.(a)(b)	639,268	95,902,985
II-VI Inc.(a)(b)	2,704,717	205,450,303
Jabil Inc.	3,512,206	149,374,121
Littelfuse Inc.(b)	636,849	162,179,966
National Instruments Corp.	3,424,806	150,485,976
SYNNEX Corp.	1,078,016	87,793,623
Trimble Inc.(a)(b)	6,526,948	435,804,318
Vishay Intertechnology Inc.	3,462,541	71,709,224

		2,055,154,153

Energy Equipment & Services — 0.1%
ChampionX Corp.(a)(b)	4,849,173	74,192,347

Entertainment — 0.2%
Cinemark Holdings Inc.(b)	2,797,580	48,705,868
World Wrestling Entertainment Inc., Class A(b)	1,221,409	58,688,702

		107,394,570

Equity Real Estate Investment Trusts (REITs) — 8.6%
American Campus Communities Inc.	3,588,225	153,468,383
Apartment Income REIT Corp.(a)	3,888,183	149,345,109
Brixmor Property Group Inc.	7,743,356	128,152,542
Camden Property Trust	2,542,696	254,066,184
CoreSite Realty Corp.	1,117,973	140,059,657
Corporate Office Properties Trust	2,927,175	76,340,724
Cousins Properties Inc.	3,869,416	129,625,436
CyrusOne Inc.	3,140,668	229,739,864
Douglas Emmett Inc.	4,293,453	125,282,959
EastGroup Properties Inc.	1,034,061	142,762,462
EPR Properties	1,950,842	63,402,365
First Industrial Realty Trust Inc.	3,373,472	142,124,375
Healthcare Realty Trust Inc.	3,555,021	105,228,622
Highwoods Properties Inc.	2,712,872	107,511,117
Hudson Pacific Properties Inc.	3,970,161	95,363,267
JBG SMITH Properties	2,903,563	90,794,415
Kilroy Realty Corp.	2,732,732	156,858,817
Lamar Advertising Co., Class A	2,253,636	187,547,588
Life Storage Inc.	1,270,335	151,665,296
Macerich Co. (The)(b)	2,910,777	31,057,991
Medical Properties Trust Inc.	13,986,592	304,767,840
National Retail Properties Inc.	4,528,467	185,304,870
Omega Healthcare Investors Inc.	5,924,166	215,165,709
Park Hotels & Resorts Inc.	6,153,425	105,531,239
Pebblebrook Hotel Trust(b)	3,418,177	64,261,728
Physicians Realty Trust	5,435,991	96,760,640
PotlatchDeltic Corp.	1,743,973	87,233,529
PS Business Parks Inc.	525,067	69,765,652
Rayonier Inc.	3,565,359	104,750,247
Rexford Industrial Realty Inc.	3,400,946	167,020,458
Sabra Health Care REIT Inc.	5,409,296	93,959,471
Service Properties Trust	4,290,571	49,298,661
Spirit Realty Capital Inc.	2,986,401	119,963,728
STORE Capital Corp.	6,162,046	209,386,323
Urban Edge Properties	2,856,445	36,962,398
Weingarten Realty Investors	3,150,068	68,261,974

		4,638,791,640

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,582,265	133,546,839
Casey’s General Stores Inc.	962,704	171,958,189
Grocery Outlet Holding Corp.(a)(b)	2,239,645	87,906,066

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	3,086,193	$62,032,479

		455,443,573

Food Products — 1.9%
Darling Ingredients Inc.(a)(b)	4,227,630	243,849,698
Flowers Foods Inc.	5,146,260	116,459,864
Hain Celestial Group Inc. (The)(a)(b)	2,153,390	86,458,608
Ingredion Inc.	1,745,856	137,346,492
Lancaster Colony Corp.(b)	509,819	93,669,045
Pilgrim’s Pride Corp.(a)	1,258,933	24,687,676
Post Holdings Inc.(a)(b)	1,596,421	161,254,485
Sanderson Farms Inc.	517,456	68,407,683
Tootsie Roll Industries Inc.	452,267	13,432,330
TreeHouse Foods Inc.(a)(b)	1,475,879	62,710,099

		1,008,275,980

Gas Utilities — 1.2%
National Fuel Gas Co.	2,375,383	97,699,503
New Jersey Resources Corp.	2,509,296	89,205,473
ONE Gas Inc.	1,388,004	106,557,067
Southwest Gas Holdings Inc.	1,485,571	90,248,438
Spire Inc.	1,351,161	86,528,351
UGI Corp.	5,434,691	189,996,797

		660,235,629

Health Care Equipment & Supplies — 3.3%
Avanos Medical Inc.(a)(b)	1,247,293	57,225,803
Cantel Medical Corp.	979,319	77,229,096
Globus Medical Inc., Class A(a)(b)	1,993,031	129,985,482
Haemonetics Corp.(a)(b)	1,326,418	157,512,137
Hill-Rom Holdings Inc.	1,741,122	170,577,722
ICU Medical Inc.(a)(b)	508,568	109,082,750
Integra LifeSciences Holdings Corp.(a)(b)	1,848,800	120,024,096
LivaNova PLC(a)(b)	1,270,457	84,116,958
Masimo Corp.(a)(b)	1,321,704	354,718,920
Neogen Corp.(a)(b)	1,386,119	109,919,237
NuVasive Inc.(a)(b)	1,342,872	75,643,980
Penumbra Inc.(a)(b)	882,754	154,481,950
Quidel Corp.(a)(b)	997,794	179,253,692

		1,779,771,823

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	2,319,628	116,584,503
Amedisys Inc.(a)(b)	855,873	251,053,227
Chemed Corp.(b)	416,002	221,566,825
Encompass Health Corp.	2,595,625	214,632,231
HealthEquity Inc.(a)(b)	2,005,387	139,795,528
LHC Group Inc.(a)(b)	823,959	175,766,934
Molina Healthcare Inc.(a)(b)	1,546,208	328,847,518
Patterson Companies Inc.	2,267,399	67,183,032
Tenet Healthcare Corp.(a)	2,747,273	109,698,611

		1,625,128,409

Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp.	2,093,020	89,832,418
Caesars Entertainment Inc.(a)(b)	5,434,892	403,649,429
Choice Hotels International Inc.(b)	754,064	80,481,251
Churchill Downs Inc.(b)	925,826	180,341,646
Cracker Barrel Old Country Store Inc.	620,773	81,892,374
Jack in the Box Inc.	590,057	54,757,290
Marriott Vacations Worldwide Corp.	1,069,649	146,777,236
Papa John’s International Inc.	859,781	72,952,418
Penn National Gaming Inc.(a)(b)	3,850,453	332,563,626
Scientific Games Corp./DE, Class A(a)	1,459,362	60,548,929

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	1,967,613	$67,095,603
Texas Roadhouse Inc.	1,705,489	133,301,020
Wendy’s Co. (The)	4,676,459	102,507,981
Wingstop Inc.(b)	773,054	102,468,308
Wyndham Destinations Inc.	2,244,488	100,687,732
Wyndham Hotels & Resorts Inc.	2,435,735	144,780,088

		2,154,637,349

Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	662,456	147,191,099
KB Home	2,295,835	76,956,389
Taylor Morrison Home Corp.(a)(b)	3,383,308	86,781,850
Tempur Sealy International Inc.(a)	5,014,520	135,392,040
Toll Brothers Inc.	2,990,796	130,009,902
TopBuild Corp.(a)(b)	861,747	158,630,388
TRI Pointe Group Inc.(a)(b)	3,315,424	57,191,064

		792,152,732

Household Products — 0.1%
Energizer Holdings Inc.	1,524,153	64,288,774

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,391,992	217,401,311

Insurance — 4.4%
Alleghany Corp.	373,562	225,515,644
American Financial Group Inc./OH	1,832,700	160,581,174
Brighthouse Financial Inc.(a)	2,339,820	84,713,183
Brown & Brown Inc.	6,151,701	291,652,144
CNO Financial Group Inc.	3,633,283	80,767,881
First American Financial Corp.	2,916,491	150,578,430
Genworth Financial Inc., Class A(a)	13,198,493	49,890,304
Hanover Insurance Group Inc. (The)	972,079	113,655,477
Kemper Corp.	1,603,907	123,228,175
Kinsale Capital Group Inc.	555,826	111,237,457
Mercury General Corp.	697,689	36,426,343
Old Republic International Corp.	7,368,524	145,233,608
Primerica Inc.	1,025,596	137,358,072
Reinsurance Group of America Inc.	1,773,111	205,503,565
RenaissanceRe Holdings Ltd.	1,325,809	219,845,648
RLI Corp.	1,033,174	107,605,072
Selective Insurance Group Inc.	1,558,073	104,359,730

		2,348,151,907

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	2,510,556	72,253,802
Yelp Inc.(a)	1,818,254	59,402,358

		131,656,160

Internet & Direct Marketing Retail — 0.3%
Grubhub Inc.(a)(b)	2,417,389	179,539,481

IT Services — 2.4%
Alliance Data Systems Corp.	1,247,655	92,451,235
CACI International Inc., Class A(a)	657,115	163,838,483
Concentrix Corp.(a)(b)	1,072,767	105,882,103
KBR Inc.	3,717,215	114,973,460
LiveRamp Holdings Inc.(a)(b)	1,733,479	126,873,328
MAXIMUS Inc.	1,603,482	117,358,848
Perspecta Inc.	3,577,656	86,149,956
Sabre Corp.	8,293,629	99,689,421
Science Applications International Corp.	1,521,719	144,015,486
WEX Inc.(a)(b)	1,150,944	234,251,632

		1,285,483,952

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.9%
Brunswick Corp./DE	2,041,186	$155,620,020
Mattel Inc.(a)	9,067,364	158,225,502
Polaris Inc.	1,516,125	144,456,390

		458,301,912

Life Sciences Tools & Services — 2.5%
Bio-Techne Corp.	1,007,484	319,926,544
Charles River Laboratories International Inc.(a)	1,298,021	324,323,527
Medpace Holdings Inc.(a)(b)	720,033	100,228,594
PRA Health Sciences Inc.(a)(b)	1,672,583	209,808,811
Repligen Corp.(a)(b)	1,312,857	251,582,787
Syneos Health Inc.(a)(b)	1,981,043	134,968,460

		1,340,838,723

Machinery — 4.9%
AGCO Corp.	1,601,516	165,100,284
Colfax Corp.(a)(b)	2,627,135	100,461,642
Crane Co.	1,291,163	100,271,719
Donaldson Co. Inc.	3,290,561	183,876,549
Graco Inc.	4,371,904	316,307,254
ITT Inc.	2,253,694	173,579,512
Kennametal Inc.	2,178,135	78,935,612
Lincoln Electric Holdings Inc.	1,550,038	180,191,918
Middleby Corp. (The)(a)(b)	1,451,280	187,099,018
Nordson Corp.	1,409,433	283,225,561
Oshkosh Corp.	1,782,559	153,424,853
Terex Corp.	1,807,447	63,061,826
Timken Co. (The)	1,766,519	136,657,910
Toro Co. (The)	2,801,412	265,685,914
Trinity Industries Inc.	2,208,499	58,282,289
Woodward Inc.(b)	1,522,157	184,987,740

		2,631,149,601

Marine — 0.2%
Kirby Corp.(a)	1,572,126	81,483,291

Media — 1.2%
Cable One Inc.(b)	141,497	315,215,697
John Wiley & Sons Inc., Class A	1,137,781	51,951,080
New York Times Co. (The), Class A	3,774,867	195,424,865
TEGNA Inc.	5,727,581	79,899,755

		642,491,397

Metals & Mining — 1.6%
Commercial Metals Co.	3,141,407	64,524,500
Compass Minerals International Inc.	886,135	54,692,252
Reliance Steel & Aluminum Co.	1,663,820	199,242,445
Royal Gold Inc.	1,711,251	182,008,656
Steel Dynamics Inc.	5,215,346	192,289,807
United States Steel Corp.(b)	5,753,887	96,492,685
Worthington Industries Inc.	940,567	48,288,710

		837,539,055

Multi-Utilities — 0.6%
Black Hills Corp.	1,634,841	100,460,980
MDU Resources Group Inc.	5,224,603	137,616,043
NorthWestern Corp.	1,317,907	76,847,157

		314,924,180

Multiline Retail — 0.7%
Kohl’s Corp.	4,120,693	167,670,998
Nordstrom Inc.(b)	2,845,664	88,813,173
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,481,293	121,125,329

		377,609,500

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	7,457,249	$57,495,390
Cimarex Energy Co.	2,662,197	99,859,009
CNX Resources Corp.(a)(b)	5,846,378	63,140,882
EQT Corp.	7,187,012	91,346,923
Equitrans Midstream Corp.	10,611,792	85,318,808
Murphy Oil Corp.	3,766,094	45,569,737
World Fuel Services Corp.	1,649,091	51,385,676
WPX Energy Inc.(a)	10,546,593	85,954,733

		580,071,158

Paper & Forest Products — 0.3%
Domtar Corp.	1,432,564	45,340,651
Louisiana-Pacific Corp.	2,857,914	106,228,663

		151,569,314

Personal Products — 0.3%
Coty Inc., Class A	7,387,195	51,858,109
Edgewell Personal Care Co.(b)	1,416,568	48,984,921
Nu Skin Enterprises Inc., Class A	1,331,636	72,747,275

		173,590,305

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)(b)	1,453,108	239,835,475
Nektar Therapeutics(a)(b)	4,692,715	79,776,155
Prestige Consumer Healthcare Inc.(a)(b)	1,312,200	45,756,414

		365,368,044

Professional Services — 1.1%
ASGN Inc.(a)(b)	1,382,849	115,509,377
CoreLogic Inc.	2,026,302	156,673,671
FTI Consulting Inc.(a)(b)	932,268	104,152,981
Insperity Inc.	930,777	75,783,863
ManpowerGroup Inc.	1,501,304	135,387,595

		587,507,487

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	1,338,583	198,605,560

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	1,342,673	50,081,703
Knight-Swift Transportation Holdings Inc.	3,283,794	137,328,265
Landstar System Inc.	1,000,124	134,676,698
Ryder System Inc.	1,404,420	86,736,979
Werner Enterprises Inc.	1,519,718	59,603,340

		468,426,985

Semiconductors & Semiconductor Equipment — 5.6%
Cirrus Logic Inc.(a)(b)	1,512,574	124,333,583
CMC Materials Inc.	759,793	114,956,681
Cree Inc.(a)(b)	2,878,921	304,877,734
Enphase Energy Inc.(a)(b)	3,296,601	578,454,578
First Solar Inc.(a)(b)	2,212,173	218,828,153
MKS Instruments Inc.	1,438,667	216,447,450
Monolithic Power Systems Inc.	1,106,178	405,115,569
Semtech Corp.(a)(b)	1,699,445	122,512,990
Silicon Laboratories Inc.(a)(b)	1,145,108	145,818,053
SolarEdge Technologies Inc.(a)(b)	1,336,327	426,448,672
Synaptics Inc.(a)(b)	902,330	86,984,612
Universal Display Corp.(b)	1,119,123	257,174,465

		3,001,952,540

Software — 4.3%
ACI Worldwide Inc.(a)(b)	3,040,426	116,843,571
Blackbaud Inc.	1,292,125	74,374,715
CDK Global Inc.	3,171,184	164,362,467

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)(b)	3,394,029	$361,667,730
CommVault Systems Inc.(a)(b)	1,232,019	68,216,892
Fair Isaac Corp.(a)(b)	759,300	388,032,672
InterDigital Inc.	808,121	49,036,782
j2 Global Inc.(a)	1,120,366	109,448,555
Manhattan Associates Inc.(a)(b)	1,656,692	174,250,865
Paylocity Holding Corp.(a)(b)	975,897	200,946,951
PTC Inc.(a)(b)	2,739,841	327,712,382
Qualys Inc.(a)(b)	875,593	106,708,519
SailPoint Technologies Holdings Inc.(a)(b)	2,368,717	126,110,493
Teradata Corp.(a)(b)	2,840,932	63,835,742

		2,331,548,336

Specialty Retail — 2.5%
American Eagle Outfitters Inc.(b)	3,895,820	78,189,107
AutoNation Inc.(a)(b)	1,538,903	107,400,040
Dick’s Sporting Goods Inc.	1,718,321	96,586,824
Five Below Inc.(a)(b)	1,457,953	255,112,616
Foot Locker Inc.	2,722,336	110,091,268
Lithia Motors Inc., Class A(b)	681,028	199,316,465
Murphy USA Inc.	694,541	90,894,581
RH(a)(b)	406,914	182,102,153
Urban Outfitters Inc.(a)(b)	1,784,471	45,682,458
Williams-Sonoma Inc.	1,997,029	203,377,433

		1,368,752,945

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,369,581	126,595,158

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	1,139,307	107,174,609
Columbia Sportswear Co.	797,105	69,651,035
Deckers Outdoor Corp.(a)(b)	732,294	210,007,273
Skechers U.S.A. Inc., Class A(a)(b)	3,538,008	127,156,008

		513,988,925

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	2,939,013	126,965,362
MGIC Investment Corp.	8,842,722	110,976,161
New York Community Bancorp. Inc.	12,123,658	127,904,592
Washington Federal Inc.	1,973,296	50,792,639

		416,638,754

Security	Shares	Value

Trading Companies & Distributors — 0.8%
GATX Corp.(b)	915,900	$76,184,562
MSC Industrial Direct Co. Inc., Class A	1,196,285	100,954,491
Univar Solutions Inc.(a)	4,402,450	83,690,574
Watsco Inc.	856,352	194,006,546

		454,836,173

Water Utilities — 0.5%
Essential Utilities Inc.	5,824,237	275,428,168

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,600,834	48,297,487

Total Common Stocks — 99.8% (Cost: $43,181,082,414)		53,677,112,080

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	2,239,537,526	2,240,881,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	41,070,000	41,070,000

		2,281,951,248

Total Short-Term Investments — 4.3% (Cost: $2,280,317,421)		2,281,951,248

Total Investments in Securities — 104.1% (Cost: $45,461,399,835)		55,959,063,328

Other Assets, Less Liabilities — (4.1)%		(2,184,378,693)

Net Assets — 100.0%		$53,774,684,635

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Mid-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,951,742,712	$—	$(713,158,705	)(a)	$326,750	$1,970,491	$2,240,881,248	2,239,537,526	$11,253,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,289,000	—	(52,219,000	)(a)	—	—	41,070,000	41,070,000	65,227		—

					$326,750	$1,970,491	$2,281,951,248		$11,318,791		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	358	03/19/21	$82,465	$1,942,784

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,677,112,080	$—	$—	$53,677,112,080
Money Market Funds	2,281,951,248	—	—	2,281,951,248

	$55,959,063,328	$—	$—	$55,959,063,328

Derivative financial instruments(a)
Assets
Futures Contracts	$1,942,784	$—	$—	$1,942,784

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6